Net Income Per Unit (Notes)	9 Months Ended
Sep. 30, 2012
Net Income (Loss), Per Outstanding Limited Partnership and General Partnership Unit, Basic and Diluted [Abstract]
Net Income Per Unit
NET INCOME PER UNIT

We use the two-class method when calculating the net income per unit applicable to limited partners, because we have more than one participating security. Our participating securities consist of common units, subordinated units, general partner units and incentive distribution rights ("IDRs"). We base our calculation of net income per unit on the weighted-average number of common units outstanding during the period.

Net income attributable to the Partnership is allocated between the limited (both common and subordinated) and general partners in accordance with our partnership agreement. Distributions for the third quarter of 2012 include distributions for units issued subsequent to September 30, 2012, including units issued in the equity offering on October 5, 2012, which resulted in an increase in the distributions on common units included in the nine months ended September 30, 2012 below. However, the October 5, 2012 equity offering did not impact weighted average units outstanding during the same periods, which resulted in the net income per common unit exceeding the net income per subordinated units for the nine months ended September 30, 2012. See Note L for additional information regarding the equity offering.

Diluted net income per unit includes the effects of potentially dilutive units on our common units, which consist of unvested service and performance phantom units. Basic and diluted net income per unit applicable to subordinated limited partners are the same as there are no potentially dilutive subordinated units outstanding. The calculation of net income per unit is as follows (in thousands, except unit and per unit amounts):

	Nine Months Ended September 30,
	2012	2011
Net income attributable to partners	$40,219	$23,022
Less: General partner's distributions (including IDRs) (a)	1,439	371
Less: Limited partners' distributions on common units	21,363	9,073
Less: Limited partner's distributions on subordinated units	18,954	9,073
Distributions less than (greater than) earnings	$(1,537)	$4,505

General partner's earnings:
Distributions (including IDRs) (a)	$1,439	$371
Allocation of distributions less than (greater than) earnings	(31)	89
Total general partner's earnings	$1,408	$460

Limited partners' earnings on common units:
Distributions	$21,363	$9,073
Allocation of distributions less than (greater than) earnings	(757)	2,208
Total limited partners' earnings on common units	$20,606	$11,281

Limited partner's earnings on subordinated units:
Distributions	$18,954	$9,073
Allocation of distributions less than (greater than) earnings	(749)	2,208
Total limited partner's earnings on subordinated units	$18,205	$11,281

Weighted average limited partner units outstanding:
Common units - basic	15,424,700	15,254,890
Common unit equivalents	88,552	31,280
Common units - diluted	15,513,252	15,286,170

Subordinated units - basic and diluted	15,254,890	15,254,890

Net income per limited partner unit:
Common - basic	$1.34	$0.74
Common - diluted	$1.33	$0.74
Subordinated - basic and diluted	$1.19	$0.74
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(a)
General partner's distributions (including IDRs) consist of an approximate 2% general partner interest and IDRs, which entitle the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.388125 per unit per quarter. See Note L for further discussion related to IDRs.